UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-1512

                         OPPENHEIMER CAPITAL INCOME FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: AUGUST 31

                   Date of reporting period: FEBRUARY 28, 2006

ITEM 1.  REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Oil & Gas                                                                  12.6%
--------------------------------------------------------------------------------
Tobacco                                                                     6.6
--------------------------------------------------------------------------------
Insurance                                                                   4.9
--------------------------------------------------------------------------------
Commercial Banks                                                            4.7
--------------------------------------------------------------------------------
Diversified Financial Services                                              3.6
--------------------------------------------------------------------------------
Specialty Retail                                                            2.9
--------------------------------------------------------------------------------
Diversified Telecommunication Services                                      2.2
--------------------------------------------------------------------------------
Commercial Services & Supplies                                              2.0
--------------------------------------------------------------------------------
Aerospace & Defense                                                         1.4
--------------------------------------------------------------------------------
Industrial Conglomerates                                                    1.3

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2006, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Altria Group, Inc.                                                          5.0%
--------------------------------------------------------------------------------
Kinder Morgan Management LLC                                                5.0
--------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                         4.5
--------------------------------------------------------------------------------
Citigroup, Inc.                                                             3.6
--------------------------------------------------------------------------------
Everest Re Group Ltd.                                                       3.5
--------------------------------------------------------------------------------
CSK Auto Corp.                                                              2.9
--------------------------------------------------------------------------------
Bank of America Corp.                                                       2.3
--------------------------------------------------------------------------------
Cendant Corp.                                                               2.0
--------------------------------------------------------------------------------
Loews Corp./Carolina Group                                                  1.5
--------------------------------------------------------------------------------
Raytheon Co.                                                                1.4

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2006, and are based on net assets.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------


                       9 | OPPENHEIMER CAPITAL INCOME FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Stocks                                        51.7%

Bonds and Notes                               32.0

Convertible Corporate Bonds and Notes         15.4

Cash Equivalents                               0.9

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2006, and are based on the total market value of investments.
--------------------------------------------------------------------------------


                      10 | OPPENHEIMER CAPITAL INCOME FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 12/1/70. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 8/17/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion and the ending account value does not reflect the deduction of any sales charges. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 11/1/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                      11 | OPPENHEIMER CAPITAL INCOME FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 28, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                      12 | OPPENHEIMER CAPITAL INCOME FUND
the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                            BEGINNING          ENDING          EXPENSES
                            ACCOUNT            ACCOUNT         PAID DURING
                            VALUE              VALUE           6 MONTHS ENDED
                            (9/1/05)           (2/28/06)       FEBRUARY 28, 2006
--------------------------------------------------------------------------------
Class A Actual              $ 1,000.00         $ 1,005.80      $  4.54
--------------------------------------------------------------------------------
Class A Hypothetical          1,000.00           1,020.28         4.57
--------------------------------------------------------------------------------
Class B Actual                1,000.00           1,002.20         8.73
--------------------------------------------------------------------------------
Class B Hypothetical          1,000.00           1,016.12         8.79
-------------------------------------------------------------------------------
Class C Actual                1,000.00           1,001.70         8.52
--------------------------------------------------------------------------------
Class C Hypothetical          1,000.00           1,016.31         8.58
--------------------------------------------------------------------------------
Class N Actual                1,000.00           1,004.00         6.38
--------------------------------------------------------------------------------
Class N Hypothetical          1,000.00           1,018.45         6.43

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended February 28, 2006 are as follows:

CLASS         EXPENSE RATIOS
----------------------------
Class A            0.91%
----------------------------
Class B            1.75
----------------------------
Class C            1.71
----------------------------
Class N            1.28
--------------------------------------------------------------------------------


                      13 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS  February 28, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--48.2%
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--3.9%
------------------------------------------------------------------------------------------------------------------------------------
MEDIA--1.0%
Cablevision Systems Corp., New York Group, Cl. A 1,2                                                    275,000   $       7,218,750
------------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                                                      700,000          19,810,000
------------------------------------------------------------------------------------------------------------------------------------
Regal Entertainment Group                                                                               152,500           2,900,550
                                                                                                                  ------------------
                                                                                                                         29,929,300

------------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.9%
CSK Auto Corp. 1,3                                                                                    5,625,000          89,493,750
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--7.8%
------------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.0%
Diageo plc                                                                                               70,000           1,075,620
------------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.8%
Wal-Mart Stores, Inc.                                                                                   525,000          23,814,000
------------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.4%
B&G Foods, Inc.                                                                                         875,000          13,116,250
------------------------------------------------------------------------------------------------------------------------------------
TOBACCO--6.6%
Altria Group, Inc.                                                                                    2,175,000         156,382,500
------------------------------------------------------------------------------------------------------------------------------------
Loews Corp./Carolina Group                                                                            1,000,000          47,490,000
                                                                                                                  ------------------
                                                                                                                        203,872,500

------------------------------------------------------------------------------------------------------------------------------------
ENERGY--12.6%
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--12.6%
BP plc, ADR                                                                                             500,000          33,210,000
------------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                            50,000           2,824,000
------------------------------------------------------------------------------------------------------------------------------------
Enbridge Energy Management LLC 3                                                                        728,936          33,603,936
------------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Management LLC                                                                          3,575,001         156,334,772
------------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc. 2                                                                                 1,500,000         139,170,000
------------------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                              100,000           9,154,000
------------------------------------------------------------------------------------------------------------------------------------
Tortoise Energy Capital Corp.                                                                           422,500           9,675,250
------------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The) 2                                                                             300,000           6,471,000
                                                                                                                  ------------------
                                                                                                                        390,442,958

------------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--14.2%
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--4.7%
Bank of America Corp.                                                                                 1,575,000          72,213,750
------------------------------------------------------------------------------------------------------------------------------------
U.S. Bancorp 2                                                                                        1,000,000          30,910,000
------------------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                                               1,000,000          42,700,000
                                                                                                                  ------------------
                                                                                                                        145,823,750


                      14 | OPPENHEIMER CAPITAL INCOME FUND

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.6%
Citigroup, Inc.                                                                                       2,420,000   $     112,215,400
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE--4.9%
ACE Ltd. 2                                                                                              750,000          41,797,500
------------------------------------------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                                                 1,100,000         108,944,000
                                                                                                                  ------------------
                                                                                                                        150,741,500

------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.3%
Anthracite Capital, Inc.                                                                              1,000,000          10,720,000
------------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.7%
PMI Group, Inc. (The)                                                                                   500,000          21,650,000
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--1.0%
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.0%
Boston Scientific Corp. 1                                                                                   700              17,094
------------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.0%
Abbott Laboratories 2                                                                                    75,000           3,313,500
------------------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                          1,000,000          26,190,000
                                                                                                                  ------------------
                                                                                                                         29,503,500

------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--4.8%
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.4%
Raytheon Co.                                                                                          1,000,000          43,400,000
------------------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.1%
Masco Corp.                                                                                             100,000           3,119,000
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.0%
Cendant Corp. 4                                                                                       3,727,700          61,954,374
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.3%
General Electric Co.                                                                                    725,000          23,830,750
------------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                                 625,000          16,118,750
                                                                                                                  ------------------
                                                                                                                         39,949,500

------------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.5%
------------------------------------------------------------------------------------------------------------------------------------
SOFTWARE--0.5%
Microsoft Corp.                                                                                         600,000          16,140,000
------------------------------------------------------------------------------------------------------------------------------------
MATERIALS--0.3%
------------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.3%
Packaging Corp. of America                                                                              387,600           8,841,156
------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.3%
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.2%
AT&T, Inc. 2                                                                                            325,000           8,966,750
------------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co.                                                                           1,225,000          16,353,750
------------------------------------------------------------------------------------------------------------------------------------
Consolidated Communications Holdings, Inc.                                                            1,097,500          15,628,400
------------------------------------------------------------------------------------------------------------------------------------
FairPoint Communications, Inc.                                                                        1,000,000          14,070,000


                      15 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES Continued
PanAmSat Holding Corp.                                                                                  374,900   $       9,413,739
------------------------------------------------------------------------------------------------------------------------------------
Valor Communications Group, Inc.                                                                        425,000           5,248,750
                                                                                                                  ------------------
                                                                                                                         69,681,389

------------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.1%
New Skies Satellites Holdings Ltd.                                                                      112,500           2,480,625
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES--0.8%
------------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.0%
TXU Corp.                                                                                                25,000           1,309,750
------------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.8%
Sempra Energy                                                                                           500,000          23,920,000
                                                                                                                  ------------------
Total Common Stocks (Cost $1,007,925,885)                                                                             1,493,211,416

------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--6.1%
------------------------------------------------------------------------------------------------------------------------------------
AES Trust III, 6.75% Cv.                                                                                182,500           8,458,875
------------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp. 7% Cv., Non-Vtg.                                                                      33,250           3,862,985
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., Cv., Series GNW                                                                400,000          12,796,000
------------------------------------------------------------------------------------------------------------------------------------
Emmis Communications Corp., 6.25% Cum. Cv., Series A, Non-Vtg.                                          400,000          16,400,000
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5.375% Cv., Non-Vtg.                                                       150          14,598,638
------------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 4.50% Cv. Sr. Debs., Series A                                                   1,000,000          22,680,000
------------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies Capital Trust I, 7.75% Cum. Cv., Non-Vtg.                                            21,000          19,795,125
------------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 5.75% Cv.                                                                              10,000           2,332,500
------------------------------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 4.50% Cv. Jr. Unsec. Sub. Nts.                                     1,875,000          46,256,250
------------------------------------------------------------------------------------------------------------------------------------
United Rentals Trust I, 6.50% Cv. Quarterly Income Preferred Securities,
Non-Vtg.                                                                                                575,000          26,881,250
------------------------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., 7% Cv.                                                                                 525,000          13,455,750
                                                                                                                  ------------------
Total Preferred Stocks (Cost $180,192,779)                                                                              187,517,373

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--14.3%
------------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 2004-6, Cl. A3, 4.512%, 12/10/42                                                             $ 2,310,000           2,225,786
Series 2005-2, Cl. A4, 4.783%, 7/10/43 5                                                              3,240,000           3,162,632
Series 2005-3, Cl. A2, 4.501%, 7/10/43                                                                2,670,000           2,592,660
------------------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                                                2,522,719           2,515,171
------------------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates,
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                                1,872,476           1,899,393
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2005-PWR7, Cl. A2, 4.945%, 2/11/41                                                1,230,000           1,208,822


                      16 | OPPENHEIMER CAPITAL INCOME FUND

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
------------------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations, Series 2005-CD1, Cl. A4, 5.225%, 7/15/44 5                                             $ 3,030,000   $       3,034,196
------------------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO:
Series 2004-J9, Cl. 1A1, 4.761%, 10/25/34 5                                                             405,347             405,648
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                               4,667,742           4,745,054
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                                               3,995,331           4,045,833
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                                                                         8,942,345           8,676,343
5%, 3/1/36 6                                                                                          8,432,000           8,171,131
6%, 5/1/18-10/1/34                                                                                   11,395,275          11,546,267
6.50%, 4/1/18-4/1/34                                                                                  2,457,842           2,521,332
7%, 9/1/23-3/1/35                                                                                    12,270,724          12,694,922
8%, 4/1/16                                                                                              669,603             712,391
9%, 8/1/22-5/1/25                                                                                       194,881             211,464
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg. Investment Conduit
Multiclass Pass-Through Certificates:
Series 2034, Cl. Z, 6.50%, 2/15/28                                                                      795,908             817,336
Series 2053, Cl. Z, 6.50%, 4/15/28                                                                      871,428             892,713
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                                   1,069,645           1,092,224
Series 2075, Cl. D, 6.50%, 8/15/28                                                                    2,742,658           2,809,155
Series 2080, Cl. Z, 6.50%, 8/15/28                                                                      683,209             696,391
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                                     867,637             888,915
Series 2387, Cl. PD, 6%, 4/15/30                                                                        712,956             716,969
Series 2500, Cl. FD, 5.07%, 3/15/32 5                                                                   398,273             401,528
Series 2526, Cl. FE, 4.97%, 6/15/29 5                                                                   519,260             522,357
Series 2551, Cl. FD, 4.97%, 1/15/33 5                                                                   404,565             409,043
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 176, Cl. IO, 12.917%, 6/1/26 7                                                                   709,233             150,873
Series 183, Cl. IO, 9.861%, 4/1/27 7                                                                  1,103,856             240,036
Series 184, Cl. IO, 15.76%, 12/1/26 7                                                                 1,184,115             242,294
Series 192, Cl. IO, 14.182%, 2/1/28 7                                                                   357,869              70,074
Series 200, Cl. IO, 12.936%, 1/1/29 7                                                                   422,300              91,985
Series 2003-118, Cl. S, 17.326%, 12/25/33 7                                                           5,711,674             675,954
Series 2130, Cl. SC, 5.275%, 3/15/29 7                                                                  852,985              56,034
Series 2796, Cl. SD, 9.038%, 7/15/26 7                                                                1,259,544              86,230
Series 2920, Cl. S, 6.36%, 1/15/35 7                                                                  7,380,506             355,008
Series 3000, Cl. SE, 13.883%, 7/15/25 7                                                               7,391,822             268,936
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security,
Series 176, Cl. PO, 4.577%, 6/1/26 8                                                                    337,580             283,151
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 6/1/18-7/1/18                                                                                     7,465,967           7,383,044
5%, 3/1/36 6                                                                                         41,490,000          40,310,107
5.50%, 1/1/33-4/1/34                                                                                 40,181,205          39,914,558
5.50%, 3/1/21-3/1/36 6                                                                               65,408,000          64,908,704
6%, 9/1/19-1/1/33                                                                                    18,775,008          19,082,186
6%, 3/1/21-3/1/36 6                                                                                   6,392,000           6,478,926


                      17 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.: Continued
6.50%, 10/1/30-11/1/31                                                                              $ 4,616,034   $       4,750,364
6.50%, 4/1/35 6                                                                                      31,525,000          32,254,016
7%, 11/1/17-1/1/36                                                                                   16,955,836          17,577,425
7%, 10/1/28 6                                                                                         3,793,000           3,956,573
7.50%, 1/1/33-3/1/33                                                                                 16,596,723          17,410,282
8.50%, 7/1/32                                                                                            75,241              81,483
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, CMO, Trust 2002-T1,
Cl. A2, 7%, 11/25/31                                                                                  2,484,128           2,558,318
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                                  2,170,055           2,225,845
Trust 1998-63, Cl. PG, 6%, 3/25/27                                                                       14,651              14,617
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                                      433,919             435,717
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                                2,924,469           3,001,921
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                                      490,188             493,214
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                                      276,142             277,209
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                                      111,836             111,875
Trust 2002-9, Cl. PC, 6%, 3/25/17                                                                     9,060,390           9,228,867
Trust 2002-77, Cl. WF, 4.97%, 12/18/32 5                                                                617,497             622,911
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                                                 1,903,000           1,899,769
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                                                 1,921,000           1,927,101
Trust 2004-38, Cl. FT, 5.011%, 10/25/33 5                                                             7,592,181           7,610,532
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                                   2,550,000           2,496,697
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                                               1,560,000           1,527,020
Trust 2005-104, Cl. MC, 5.50%, 12/25/25                                                               7,321,312           7,233,524
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Trust 2002-47, Cl. NS, 4.672%, 4/25/32 7                                                              1,517,979             130,612
Trust 2002-51, Cl. S, 4.826%, 8/25/32 7                                                               1,393,713             117,856
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 222, Cl. 2, 12.844%, 6/1/23 7                                                                   2,501,672             576,744
Trust 240, Cl. 2, 16.383%, 9/1/23 7                                                                   3,772,932             831,296
Trust 252, Cl. 2, 8.512%, 11/1/23 7                                                                   1,881,694             434,211
Trust 273, Cl. 2, 14.532%, 8/1/26 7                                                                     534,006             115,195
Trust 303, Cl. IO, 11.634%, 11/1/29 7                                                                   697,053             158,113
Trust 308, Cl. 2, 13.537%, 9/1/30 7                                                                   2,019,419             409,291
Trust 321, Cl. 2, 5.607%, 4/1/32 7                                                                    7,672,078           1,748,691
Trust 322, Cl. 2, 13.796%, 4/1/32 7                                                                   2,852,313             614,531
Trust 329, Cl. 2, 10.515%, 1/1/33 7                                                                   3,665,417             824,690
Trust 331, Cl. 9, (5.101)%, 2/1/33 7                                                                  2,147,299             451,050
Trust 333, Cl. 2, 11.138%, 4/1/33 7                                                                  15,555,963           3,487,439
Trust 334, Cl. 17, 3.547%, 2/1/33 7                                                                   1,258,249             271,316
Trust 338, Cl. 2, 9.402%, 7/1/33 7                                                                    6,085,404           1,360,751
Trust 346, Cl. 2, 10.181%, 12/1/33 7                                                                  7,121,938           1,568,279


                      18 | OPPENHEIMER CAPITAL INCOME FUND

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security: Continued
Trust 350, Cl. 2, 11.248%, 3/1/34 7                                                            $      7,489,162   $       1,649,074
Trust 2001-65, Cl. S, 15.728%, 11/25/31 7                                                             3,374,079             293,668
Trust 2001-81, Cl. S, 6.509%, 1/25/32 7                                                                 785,974              66,698
Trust 2002-9, Cl. MS, 5.524%, 3/25/32 7                                                                 951,225              85,014
Trust 2002-52, Cl. SD, 0.874%, 9/25/32 7                                                              1,672,369             154,679
Trust 2002-75, Cl. SA, 16.717%, 11/25/32 7                                                            3,943,526             359,187
Trust 2002-77, Cl. SH, 9.144%, 12/18/32 7                                                               977,911              79,952
Trust 2004-54, Cl. DS, 2.82%, 11/25/30 7                                                              1,590,087              83,778
Trust 2005-6, Cl. SE, 6.426%, 2/25/35 7                                                               4,990,916             238,775
Trust 2005-19, Cl. SA, 5.483%, 3/25/35 7                                                             18,999,017           1,003,792
Trust 2005-40, Cl. SA, 6.162%, 5/25/35 7                                                              4,457,078             233,526
Trust 2005-71, Cl. SA, 14.156%, 8/25/25 7                                                             4,704,397             256,425
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
Security, Trust 1993-184, Cl. M, 5.898%, 9/25/23 8                                                      844,182             708,264
------------------------------------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates,
Series 1997-CHL1, Cl. D, 7.70%, 4/29/39 5,9                                                           1,587,529           1,593,482
------------------------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America Commercial
Mtg. Trust, Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%, 11/18/35                        1,515,754           1,550,964
------------------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                               1,720,000           1,682,433
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                               1,590,000           1,569,946
Series 2005-CA, Cl. A3, 4.578%, 6/10/48                                                               1,000,000             967,815
------------------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                                                 916,566             933,756
Series 2004-C3, Cl. A4, 4.547%, 12/10/41                                                              1,480,000           1,428,345
------------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 8.50%, 8/15/17-12/15/17                                             251,585             270,678
------------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, 0.969%, 1/16/27 7                                                             1,699,644             105,733
Series 2002-15, Cl. SM, (2.172)%, 2/16/32 7                                                           1,575,154              95,129
Series 2002-76, Cl. SY, 0.828%, 12/16/26 7                                                            3,769,968             238,002
Series 2004-11, Cl. SM, (2.521)%, 1/17/30 7                                                           1,366,190              78,851
------------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                                              1,990,000           1,930,232
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                                              1,750,000           1,743,828
------------------------------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through Certificates:
Series 2004-C1, Cl. A1, 3.659%, 10/10/28                                                              1,647,191           1,591,373
Series 2004-GG2, Cl. A3, 4.602%, 8/10/38                                                              1,080,000           1,060,620
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                               640,000             623,772
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                                             2,280,000           2,237,387


                      19 | OPPENHEIMER CAPITAL INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
------------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                          $      1,900,000   $       1,876,294
------------------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                                  3,114,305           3,118,724
Series 2004-9, Cl. A3, 4.70%, 8/25/34 5                                                               2,470,000           2,452,479
------------------------------------------------------------------------------------------------------------------------------------
Mastr Seasoned Securities Trust, Mtg. Pass-Through Certificates,
Series 2004-2, Cl. A1, 6.50%, 8/25/32                                                                 4,448,756           4,486,293
------------------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                                 1,950,000           2,004,519
------------------------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                                         2,380,000           2,580,239
------------------------------------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., Mtg. Asset-Backed Pass-Through
Certificates, Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                                                 1,572,473           1,571,131
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg. Obligations:
Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                                              3,590,000           3,530,800
Series 2005-C20, Cl. A5, 5.087%, 7/15/42 5                                                            1,910,000           1,885,805
------------------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., CMO Pass-Through
Certificates, Series 2005-AR5, Cl. A1, 4.678%, 5/25/35 5                                              2,505,563           2,501,864
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, CMO,
Series 2004-DD, Cl. 2A1, 4.521%, 1/25/35 5                                                            1,679,996          (1,672,244)
                                                                                                                  ------------------
Total Mortgage-Backed Obligations (Cost $447,226,360)                                                                   443,604,691

------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--1.7%
------------------------------------------------------------------------------------------------------------------------------------
Ace Securities Corp., Home Equity Loan Pass-Through Certificates,
Series 2002-HE7, Cl. A2B, 4.761%, 11/25/35 5                                                          1,310,000           1,310,768
------------------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 4.63%, 4/20/08 5                                                                900,000             900,645
------------------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.,
Series 2004-2, Cl. A3, 3.58%, 1/15/09                                                                 2,990,000           2,932,069
------------------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
Series 2004-D, Cl. AF1, 2.98%, 4/25/20                                                                  105,268             105,004
Series 2005-B, Cl. AF1, 4.02%, 3/26/35                                                                  412,927             410,909
Series 2005-C, Cl. AF1, 4.196%, 6/25/35                                                               1,230,586           1,223,249
Series 2005-D, Cl. AF1, 5.04%, 10/25/35                                                               2,444,345           2,434,420
Series 2005-D, Cl. AV2, 4.851%, 10/25/35 5                                                            2,550,000           2,551,495
------------------------------------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
Series 2004-DFS, Cl. A2, 2.66%, 11/20/06                                                                486,300             485,698
------------------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.,
Series 2003-C4, Cl. C4, 5%, 6/10/15                                                                     430,000             418,382
------------------------------------------------------------------------------------------------------------------------------------
Consumer Credit Reference Index Securities Program, Credit Card
Asset-Backed Certificates, Series 2002-B, Cl. FX, 10.421%, 3/22/07 9                                  2,890,000           2,965,565


                      20 | OPPENHEIMER CAPITAL INCOME FUND

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
------------------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity Asset-Backed
Certificates:
Series 2002-4, Cl. A1, 4.951%, 2/25/33 5                                                       $         44,821   $          44,918
Series 2005-7, Cl. AF1B, 4.317%, 11/25/35 5                                                           1,538,827           1,527,898
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 5                                                             920,000             917,145
Series 2005-17, Cl. 1AF1, 4.781%, 5/25/36 5                                                           1,879,098           1,880,150
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 5                                                             620,000             617,577
------------------------------------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Asset-Backed Security,
Series 2004-3, Cl. AF2, 3.80%, 7/25/34 5                                                              1,783,243           1,777,638
------------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Asset-Backed Certificates, Home Equity
Receivables, Series 2005-FF10, Cl. A3, 4.791%, 11/25/35 5                                             3,800,000           3,802,227
------------------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates:
Series 2005-A, Cl. A3, 3.48%, 11/17/08                                                                2,200,000           2,174,900
Series 2005-B, Cl. A2, 3.78%, 9/15/07                                                                 1,488,773           1,486,612
------------------------------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through
Certificates, Series 2005-3, Cl. A1, 4.83%, 1/20/35 5                                                 1,764,866           1,766,143
------------------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Home Equity Mtg. Pass-Through Certificates:
Series 2005-2, Cl. 2A1B, 3.63%, 8/25/35 5                                                             2,635,122           2,632,645
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                                              1,885,589           1,883,744
Series 2005-10, Cl. 2-A3B, 5.55%, 12/25/06                                                            1,716,093           1,705,780
------------------------------------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card Receivables,
Series 2003-C7, Cl. C7, 5.92%, 3/15/16 5                                                              4,080,000           4,348,536
------------------------------------------------------------------------------------------------------------------------------------
Onyx Acceptance Owner Trust, Automobile Receivable Obligations,
Series 2005-B, Cl. A2, 4.03%, 4/15/08                                                                 1,716,588           1,713,043
------------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through
Certificates:
Series 2004-5, Cl. A F2, 3.735%, 11/10/34 5                                                             800,000             790,942
Series 2005-1, Cl. A F2, 3.914%, 5/25/35 5                                                              600,000             591,839
Series 2005-2, Cl. A F2, 4.415%, 4/25/35 5                                                            1,040,000           1,028,992
------------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., Home Equity Asset-Backed
Pass-Through Certificates, Series 2004-RS7, Cl. AI3, 4.45%, 7/25/28                                   1,910,000           1,899,232
------------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., CMO Pass-Through Certificates,
Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                                              3,518,107           3,510,539
------------------------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed Securities,
Series 2004-A, Cl. A2, 2.47%, 1/22/07                                                                    27,284              27,273
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Home Equity Asset-Backed Certificates,
Series 2004-2, Cl. AI1B, 2.94%, 9/25/18 5                                                               931,946             926,613
------------------------------------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates,
Series 2004-1, Cl. A2A, 2.59%, 5/15/07                                                                  629,630             628,287
                                                                                                                  ------------------
Total Asset-Backed Securities (Cost $53,620,299)                                                                         53,420,877


                      21 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--1.3%
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.69%, 10/5/07 10                                                      $      2,255,000   $       2,085,401
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
4.125%, 7/12/10                                                                                       2,560,000           2,482,281
6.625%, 9/15/09                                                                                       2,340,000           2,467,832
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4.75%, 12/15/10                                                                                       3,405,000           3,381,635
6%, 5/15/11                                                                                           2,855,000           2,991,232
6.625%, 9/15/09                                                                                       3,555,000           3,750,383
------------------------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
5.375%, 11/13/08                                                                                        238,000             240,582
Series A, 6.79%, 5/23/12                                                                             16,112,000          17,630,943
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2/15/31                                                                    540,000             601,278
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
4.25%, 11/30/07-1/15/11                                                                               2,370,000           2,342,769
4.375%, 1/31/08                                                                                         855,000             850,325
4.50%, 11/15/15                                                                                         110,000             109,244
                                                                                                                  ------------------
Total U.S. Government Obligations (Cost $39,976,606)                                                                     38,933,905

------------------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--10.6%
------------------------------------------------------------------------------------------------------------------------------------
Aetna, Inc., 7.375% Sr. Unsec. Nts., 3/1/06 11                                                        3,060,000           3,060,000
------------------------------------------------------------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                                        2,495,000           2,394,496
------------------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc.:
5.75% Sr. Sec. Nts., Series B, 2/15/11                                                                5,000,000           4,812,500
8.50% Sr. Sub. Nts., 12/1/08                                                                          2,500,000           2,646,875
8.875% Sr. Nts., Series B, 4/1/08                                                                     1,420,000           1,501,650
------------------------------------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co., 5.375% Nts., 9/15/35                                                      1,585,000           1,523,802
------------------------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc.:
7.50% Sr. Unsec. Nts., 5/1/07 11                                                                        770,000             790,860
8.125% Sr. Unsec. Nts., 5/1/12                                                                        2,115,000           2,426,303
------------------------------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07 12                                                             2,500,000           2,687,500
------------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Bonds 5,13                                                                  2,460,000           2,496,949
------------------------------------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc.:
6.875% Sr. Unsec. Nts., 7/15/15                                                                       1,515,000           1,465,763
8.375% Sr. Nts., 4/15/12                                                                                800,000             836,000
------------------------------------------------------------------------------------------------------------------------------------
Belo Corp., 8% Sr. Unsec. Unsub. Nts., 11/1/08                                                        2,140,000           2,249,431
------------------------------------------------------------------------------------------------------------------------------------
British Sky Broadcasting Group plc, 8.20% Sr. Unsec. Nts., 7/15/09                                    1,440,000           1,560,347
------------------------------------------------------------------------------------------------------------------------------------
British Telecommunications plc, 8.875% Bonds, 12/15/30                                                1,335,000           1,768,919
------------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10                                            2,770,000           2,950,975
------------------------------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                                     2,810,000           2,973,059
------------------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings I LLC, 11% Sr. Sec. Nts., 10/1/15 9                                  57,500,000          48,659,375


                      22 | OPPENHEIMER CAPITAL INCOME FUND

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
------------------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications
Holdings Capital Corp.:
9.92% Sr. Unsec. Disc. Nts., 4/1/11                                                            $     24,629,000   $      12,683,935
0%/13.50% Sr. Sub. Disc. Nts., 1/15/11 14                                                             4,250,000           2,571,250
------------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875% Sr. Unsec. Nts., 1/15/16                                              5,601,000           5,769,030
------------------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                                                 2,615,000           2,926,287
------------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.625% Unsec. Sub. Nts., 6/15/32                                                     1,205,000           1,362,031
------------------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc., 7.60% Unsec. Nts., 4/1/32                                           2,455,000           2,983,552
------------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.568% Pass-Through Certificates, Series D, 12/1/06                      10,250,000          10,111,816
------------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp., 4.50% Nts., Series A, 6/15/10                                            3,125,000           3,018,869
------------------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625% Unsec. Nts., 1/15/10                                                 3,160,000           3,046,629
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse (USA), Inc., 5.25% Nts., 3/2/11                                                         3,015,000           3,016,890
------------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec. Debs., 7/15/18                                                  3,000,000           2,936,250
------------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
5.375% Sr. Unsec. Nts., 6/15/12                                                                       1,790,000           1,727,277
6.125% Nts., 1/15/14                                                                                  1,315,000           1,309,193
------------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holding Corp., 8% Nts., 6/15/10                                         2,680,000           2,911,528
------------------------------------------------------------------------------------------------------------------------------------
Dana Corp., 6.50% Unsec. Nts., 3/1/09                                                                 1,625,000           1,056,250
------------------------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                                      1,980,000           2,372,731
------------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                                             2,730,000           2,999,173
------------------------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                                                         1,430,000           1,434,762
------------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP:
6.763% Sr. Unsec. Nts., 6/15/07                                                                         275,000             279,721
8.10% Unsec. Nts., 8/1/10                                                                             2,160,000           2,362,679
------------------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08                                     1,945,000           2,002,010
------------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.:
5.50% Sr. Unsub. Nts., Series A, 11/15/06                                                             1,230,000           1,232,493
7.375% Sr. Unsub. Nts., Series C, 11/15/31                                                            1,530,000           1,789,773
------------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.80% Sr. Unsec. Nts., 1/12/09                                                                        1,840,000           1,654,302
6.625% Nts., 6/16/08                                                                                  4,675,000           4,354,650
------------------------------------------------------------------------------------------------------------------------------------
France Telecom SA, 8.50% Sr. Unsec. Nts., 3/1/31 5                                                      460,000             605,592
------------------------------------------------------------------------------------------------------------------------------------
Gap, Inc. (The):
6.90% Nts., 9/15/07                                                                                   2,130,000           2,163,822
9.55% Unsub. Nts., 12/15/08 5                                                                           359,000             394,228
------------------------------------------------------------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts., 11/30/07                                                            2,270,000           2,219,293
------------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
6.15% Nts., 4/5/07                                                                                    4,760,000           4,612,373
8% Bonds, 11/1/31                                                                                     2,200,000           2,014,276
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34                                         2,285,000           2,389,637
------------------------------------------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 5.625% Sr. Unsec. Bonds, 6/1/15                                         1,565,000           1,531,786


                      23 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
------------------------------------------------------------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Bonds, Series A 5,9,13                                                   $      3,000,000   $       3,020,076
------------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 7.125% Sr. Unsec. Nts., 6/1/06                                                             1,445,000           1,458,534
------------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 8.25% Sr. Unsec. Nts., 2/15/11                                                   1,775,000           1,944,660
------------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 5                                                1,500,000           1,510,770
------------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 4.75% Sr. Unsec. Nts., 7/15/13                                                    1,585,000           1,519,384
------------------------------------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 5,12                                         1,410,000           1,510,463
------------------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 9% Sr. Sub. Nts., 3/15/12                                                1,000,000           1,067,500
------------------------------------------------------------------------------------------------------------------------------------
iStar Financial, Inc.:
5.125% Sr. Unsec. Nts., Series B, 4/1/11                                                                960,000             939,762
5.15% Sr. Unsec. Nts., 3/1/12                                                                         2,065,000           2,015,665
------------------------------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.), 7.40% Nts., 4/1/37                                               2,150,000           2,482,349
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 5.15% Sub. Nts., 10/1/15                                                        3,050,000           2,991,001
------------------------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.:
6.50% Sr. Nts., 1/15/14                                                                               1,515,000           1,451,091
8.875% Sr. Sub. Nts., 4/1/12                                                                          1,600,000           1,684,000
------------------------------------------------------------------------------------------------------------------------------------
KB Home, 5.75% Sr. Unsec. Unsub. Nts., 2/1/14                                                         1,915,000           1,786,710
------------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                                                    1,670,000           1,759,243
------------------------------------------------------------------------------------------------------------------------------------
Kroger Co. (The), 6.80% Sr. Unsec. Nts., 4/1/11                                                       3,480,000           3,650,148
------------------------------------------------------------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09                                                  2,560,000           2,260,721
------------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 5.70% Sr. Unsec. Nts., 5/15/13                                                   1,580,000           1,487,749
------------------------------------------------------------------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr. Nts., 8/15/14                                                       1,490,000           1,495,108
------------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 6.45% Unsec. Debs., 3/15/29                                               21,500,000          18,248,125
------------------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 5.875% Sr. Unsec. Bonds, 8/1/33                                          2,010,000           1,922,993
------------------------------------------------------------------------------------------------------------------------------------
May Department Stores Co., 7.90% Unsec. Debs., 10/15/07                                               1,050,000           1,085,384
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5% Sr. Unsub. Nts., Series C, 2/3/14                                       3,095,000           3,032,388
------------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 5.70% Sr. Unsec. Nts., 6/15/35                                                         1,555,000           1,558,429
------------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875% Sr. Unsec. Nts., 10/1/12                                      2,580,000           2,650,986
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                                                                    2,770,000           2,945,081
------------------------------------------------------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts., 12/15/11                                                           213,000             223,003
------------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc.:
5.90% Nts., 7/1/12                                                                                    1,410,000           1,453,637
6.25% Sr. Unsec. Nts., 11/15/11                                                                          40,000              41,637
------------------------------------------------------------------------------------------------------------------------------------
NiSource Finance Corp.:
3.20% Nts., 11/1/06                                                                                     440,000             434,229
7.875% Sr. Unsec. Nts., 11/15/10                                                                      1,820,000           1,997,730
------------------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 9.375% Sr. Unsec. Sub. Nts., 2/15/07                                    254,000             263,843
------------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust:
5.75% Unsec. Unsub. Nts., Series 12, 12/15/15                                                         2,455,000           2,454,386
5.75% Nts., 12/15/15 9                                                                                2,075,000           2,074,481
------------------------------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 4.623% Sr. Nts., Cl. A1, 6/15/10 9                                  4,593,000           4,531,987


                      24 | OPPENHEIMER CAPITAL INCOME FUND

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
------------------------------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 9                        $        971,461   $         914,043
------------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 5.20% Nts., 12/12/07                                                     3,090,000           3,075,239
------------------------------------------------------------------------------------------------------------------------------------
Portland General Electric Co., 8.125% First Mortgage Nts., 2/1/10 9                                   1,465,000           1,599,836
------------------------------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 9                                           2,910,000           3,644,912
------------------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25                                               2,890,000           3,721,944
------------------------------------------------------------------------------------------------------------------------------------
PSE&G Power LLC, 6.875% Sr. Unsec. Nts., 4/15/06                                                      1,272,000           1,274,589
------------------------------------------------------------------------------------------------------------------------------------
PSEG Funding Trust I, 5.381% Nts., 11/16/07                                                           1,735,000           1,731,841
------------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 6.875% Sr. Unsec. Debs., 8/15/13                                                     13,500,000          11,407,500
------------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 6.50% Sr. Unsec. Nts., 3/1/11                                                          2,830,000           2,924,103
------------------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc., 5.30% Nts., 11/15/10                                                        2,290,000           2,285,480
------------------------------------------------------------------------------------------------------------------------------------
Sempra Energy, 7.95% Sr. Unsec. Unsub. Nts., 3/1/10                                                   2,740,000           2,990,502
------------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 5.375% Nts., 6/1/11 9                                                        2,305,000           2,296,232
------------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 8% Sr. Unsec. Sub. Nts., 3/15/12                                      1,000,000           1,026,250
------------------------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% Bonds 5,9,13                                                              125,000             129,157
------------------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 8.75% Nts., 3/15/32                                                             1,845,000           2,430,741
------------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.375% Nts., 5/1/07                                        1,200,000           1,230,000
------------------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                                              2,755,000           3,289,112
------------------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33                                            2,560,000           3,082,399
------------------------------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 3.75% Sr. Unsec. Nts., 3/15/08                                     2,240,000           2,184,923
------------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 6.125% Nts., 3/15/08                                                                  1,955,000           1,978,568
------------------------------------------------------------------------------------------------------------------------------------
Tyco International Group SA:
6.125% Unsec. Unsub. Nts., 11/1/08                                                                    2,590,000           2,635,063
6.125% Unsec. Unsub. Nts., 1/15/09                                                                      351,000             357,258
------------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., 3.50% Sr. Unsec. Nts., 10/15/07                                       2,500,000           2,421,218
------------------------------------------------------------------------------------------------------------------------------------
Verizon Global Funding Corp.:
5.85% Nts., 9/15/35                                                                                   1,535,000           1,454,251
7.25% Sr. Unsec. Unsub. Nts., 12/1/10                                                                 1,400,000           1,509,032
------------------------------------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                                             2,990,000           2,991,166
------------------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec. Nts., 4/15/06                                                     3,145,000           3,157,413
                                                                                                                  ------------------
Total Non-Convertible Corporate Bonds and Notes (Cost $338,884,254)                                                     329,344,917

------------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES--16.2%
------------------------------------------------------------------------------------------------------------------------------------
Agere Systems, Inc., 6.50% Cv. Unsec. Unsub. Nts., 12/15/09 (cv. into Agere
Systems, Inc., Cl. A common stock)                                                                   18,000,000          17,842,500
------------------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc.:
5.875% Cv. Sr. Nts., 11/16/09 9                                                                       5,000,000           3,606,250
5.875% Cv. Sr. Nts., 11/16/09                                                                         3,000,000           2,163,750
------------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp., 2.875% Cv. Sr. Nts., 12/1/24                                                        3,000,000           3,423,750
------------------------------------------------------------------------------------------------------------------------------------
CSK Auto Corp., 3.375% Cv. Sr. Nts., 8/15/25 9                                                       29,500,000          28,246,250


                      25 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES Continued
------------------------------------------------------------------------------------------------------------------------------------
CSK Auto, Inc.:
3.375% Cv. Sr. Nts., 8/15/25 5                                                                 $        500,000   $         478,750
4.625% Cv. Sr. Unsec. Nts., 12/15/25 5,12                                                             6,000,000           6,423,780
------------------------------------------------------------------------------------------------------------------------------------
Curagen Corp., 6% Cv. Jr. Unsec. Sub. Debs., 2/2/07 12                                               16,000,000          15,820,000
------------------------------------------------------------------------------------------------------------------------------------
Enzon Pharmaceuticals, Inc., 4.50% Cv. Unsec. Sub. Nts., 7/1/08                                      22,500,000          20,896,875
------------------------------------------------------------------------------------------------------------------------------------
Intel Corp., 2.95% Cv. Unsec. Sub. Debs., 12/15/35 9                                                    500,000             444,375
------------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp.:
0.75% Cv. Sr. Unsec. Unsub. Debs., 3/30/23                                                           56,000,000          60,200,000
3.25% Exchangeable Sr. Unsec. Debs., 3/15/31 (exchangeable for Viacom, Inc.
Cl. B common stock or cash based on the value thereof)                                              142,500,000         108,478,125
4% Exchangeable Sr. Unsec. Debs., 11/15/29 (exchangeable for Sprint Corp.
PCS, Series 1 common stock or cash based on the value of that stock)                                 70,000,000          42,175,000
------------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 2.75% Cv. Sr. Unsec. Debs., Series A, 6/15/23                             21,000,000          21,551,250
------------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp., 4.25% Cv. Sr. Unsec. Nts., 9/1/08                                             15,000,000          14,231,250
------------------------------------------------------------------------------------------------------------------------------------
Pride International, Inc., 3.25% Cv. Sr. Nts., 5/1/33                                                20,000,000          26,500,000
------------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 5% Cv. Sr. Sub. Bonds, 8/15/10                                                  3,100,000           3,820,750
------------------------------------------------------------------------------------------------------------------------------------
Tyco International Group SA, 2.75% Cv. Sr. Unsec. Unsub. Debs.,
Series A, 1/15/18                                                                                    85,000,000          96,687,500
------------------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc.:
1.75% Cv. Sr. Nts., 12/1/09 9                                                                        14,250,000          11,898,750
1.75% Cv. Sr. Nts., 12/1/09                                                                          20,750,000          17,326,250
                                                                                                                  ------------------
Total Convertible Corporate Bonds and Notes (Cost $527,940,355)                                                         502,215,155

------------------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--5.7%
------------------------------------------------------------------------------------------------------------------------------------
Bank of America NA, Boston Scientific Corp. Cv. Linked Nts., 2.25%, 11/6/06                          15,000,000          15,129,000
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc., Echostar Communications Corp.
Cv. Equity-Linked Nts., 2.87%, 5/1/06                                                                   381,113          11,259,412
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (New York), 1.60% Cv. Equity Linked Nts.,
12/29/06 (redemption linked to Comcast Corp., Cl. A common stock) 1                                   1,686,340          44,932,529
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The):
Boston Scientific Corp. Cv. Medium Term Linked Nts., 1.20%, 9/7/06                                      568,180          13,899,956
Cisco Systems, Inc. Cv. Linked Nts., 4%, 12/30/05                                                       694,213          13,650,310
EchoStar Communications Corp. Cv. Linked Nts., 3.40%, 1/2/07 1                                          595,400          17,079,644
GlobalSantaFe Corp. Cv. Linked Nts., 7%, 6/30/08                                                        431,460          22,062,707
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., Cv. Yield Enhanced Equity Linked Debt
Securities, Series H, 7%, 12/20/06, (linked to CarMax, Inc.)                                            764,498          22,185,717
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, Cv. Performance Equity Linked Redemption Quarterly-pay
Nts., 2.55%, 12/29/06 (linked to Dollar Tree Stores, Inc.) 1,12                                         605,830          15,921,212
                                                                                                                  ------------------
Total Structured Notes (Cost $168,599,403)                                                                              176,120,487


                      26 | OPPENHEIMER CAPITAL INCOME FUND

                                                                                                      PRINCIPAL              VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.9%
------------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 2.03% in joint repurchase agreement (Principal
Amount/Value $1,413,415,000, with a maturity value of $1,413,592,855) with
UBS Warburg LLC, 4.53%, dated 2/28/06, to be repurchased at $28,762,619 on 3/1/06, collateralized by Federal National Mortgage Assn., 5%, 6/1/35,
with a value of $1,445,671,427 (Cost $28,759,000)                                              $     28,759,000   $      28,759,000

------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $2,793,124,941)                                                         105.0%      3,253,127,821
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                      (5.0)       (155,576,784)
                                                                                               -------------------------------------

NET ASSETS                                                                                                100.0%  $   3,097,551,037
                                                                                               =====================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                   CONTRACTS   EXPIRATION   EXERCISE      PREMIUM        VALUE
                             SUBJECT TO CALL        DATES      PRICE     RECEIVED   SEE NOTE 1
-----------------------------------------------------------------------------------------------
Abbott Laboratories                      750      3/20/06   $  42.50   $   91,496   $  142,500
ACE Ltd.                               2,750      5/22/06      60.00      469,305      206,250
AT&T, Inc.                             3,250      3/20/06      27.50      100,486      130,000
Cablevision Systems Corp.,
New York Group, Cl. A                  1,000      3/20/06      27.50       19,049       10,000
Kinder Morgan, Inc.                      875      5/22/06     115.00       61,523           --
U.S. Bancorp                           5,000      3/20/06      32.50      147,239           --
U.S. Bancorp                           5,000      6/19/06      32.50      144,014      225,000
Williams Cos., Inc. (The)                875      5/22/06      30.00       42,561           --
Williams Cos., Inc. (The)                500      5/22/06      27.50       46,128        2,500
                                                                       ------------------------
                                                                       $1,121,801   $  716,250
                                                                       ========================

3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 28, 2006. The aggregate fair value of securities of affiliated companies held by the Fund as of February 28, 2006 amounts to $123,097,686.
Transactions during the period in which the issuer was an affiliate are as follows:

                                     SHARES                                      SHARES
                                 AUGUST 31,          GROSS        GROSS    FEBRUARY 28,
                                       2005      ADDITIONS   REDUCTIONS            2006
----------------------------------------------------------------------------------------
CSK Auto Corp.                    6,488,750         11,250      875,000       5,625,000
Enbridge Energy Management LLC      700,000         29,686*         750         728,936

                                                     VALUE     DIVIDEND        REALIZED
                                                SEE NOTE 1       INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------
CSK Auto Corp.                                $ 89,493,750          $--   $  (7,873,318)
Enbridge Energy Management LLC                  33,603,936           --          24,123
                                              ------------------------------------------
                                              $123,097,686          $--   $  (7,849,195)
                                              ==========================================

*A portion of the transactions (26,548) was the result of stock dividends.


                      27 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

4. A sufficient amount of securities has been designated to cover outstanding written put options, as follows:

                                  CONTRACTS   EXPIRATION   EXERCISE       PREMIUM         VALUE
                             SUBJECT TO PUT        DATES      PRICE      RECEIVED    SEE NOTE 1
------------------------------------------------------------------------------------------------
Abbott Laboratories                     650      5/22/06   $  42.50   $    77,672   $    61,750
Abbott Laboratories                     250      5/22/06      45.00        66,747        48,750
Abbott Laboratories                     913      5/22/06      47.50       490,260       328,680
Altria Group, Inc.                      350      6/19/06      70.00       145,944       133,000
Boston Scientific Corp.               1,775      1/22/07      30.00       916,790     1,029,500
Cablevision Systems Corp.,
New York Group, Cl. A                 1,000      3/20/06      25.00        83,996         5,000
CarMax, Inc.                          1,700      3/20/06      30.00       232,015        42,500
Cendant Corp.                         8,900      5/22/06      17.50     1,514,042     1,112,500
Chevron Corp.                           500      3/20/06      60.00       228,490       180,000
Citigroup, Inc.                         500      6/19/06      47.50       130,994        97,500
Comcast Corp.,
Cl. A Special, Non-Vtg.              12,375      4/24/06      27.50     1,577,564     1,485,000
ENSCO International, Inc.             3,000      6/19/06      45.00     1,280,946     1,110,000
Exxon Mobil Corp.                     3,750      7/24/06      60.00     1,301,195     1,125,000
JPMorgan Chase & Co.                  4,250      9/18/06      42.50     1,499,087     1,041,250
Kinder Morgan, Inc.                   1,000      5/22/06      95.00       676,972       470,000
Sanofi-Aventis SA, ADR                  200      3/20/06      45.00        31,399        50,000
Sprint Nextel Corp.                   3,750      5/22/06      22.50       277,488       187,500
Take-Two Interactive
Software, Inc.                       11,375      9/18/06      17.50     3,777,953     3,526,250
Transocean, Inc.                      1,000      5/22/06      70.00       367,799       300,000
Transocean, Inc.                      1,000      5/22/06      75.00       628,264       640,000
Tyco International Ltd.               4,178      7/24/06      27.50     1,178,146       981,830
Wal-Mart Stores, Inc.                   750      6/19/06      47.50       177,743       221,250
Williams Cos., Inc. (The)             3,500      5/22/06      22.50       261,099       752,500
                                                                      -------------------------
                                                                      $16,922,605   $14,929,760
                                                                      =========================

5. Represents the current interest rate for a variable or increasing rate security.

6. When-issued security or forward commitment to be delivered and settled after February 28, 2006. See Note 1 of Notes to Financial Statements.

7. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $20,359,772 or 0.66% of the Fund's net assets as of February 28, 2006.

8. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $991,415 or 0.03% of the Fund's net assets as of February 28, 2006.

9. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $115,624,771 or 3.73% of the Fund's net assets as of February 28, 2006.

10. Zero coupon bond reflects effective yield on the date of purchase.


                      28 | OPPENHEIMER CAPITAL INCOME FUND

11. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $2,290,860. See Note 5 of Notes to Financial Statements.

12. Illiquid security. The aggregate value of illiquid securities as of February 28, 2006 was $42,362,955, which represents 1.37% of the Fund's net assets. See
Note 8 of Notes to Financial Statements.

13. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

14. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      29 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

February 28, 2006
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value--see accompanying statement of
investments:
Unaffiliated companies (cost $2,729,025,707)                   $  3,130,030,167
Affiliated companies (cost $64,099,234)                             123,097,654
                                                               -----------------
                                                                  3,253,127,821
--------------------------------------------------------------------------------
Cash                                                                  1,738,741
--------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                 4,937
--------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $60,144,328 sold on a
when-issued basis or forward commitment)                             69,341,614
Interest, dividends and principal paydowns                           19,733,487
Shares of beneficial interest sold                                    1,114,510
Other                                                                   114,139
                                                               -----------------
Total assets                                                      3,345,175,249

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Options written, at value (premiums received $18,044,406)--
see accompanying statement of investments                           15,646,010
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $215,537,917 purchased on
a when-issued basis or forward commitment)                          224,557,727
Shares of beneficial interest redeemed                                5,470,852
Distribution and service plan fees                                    1,201,569
Transfer and shareholder servicing agent fees                           318,674
Shareholder communications                                              220,783
Trustees' compensation                                                   44,130
Futures margins                                                          28,696
Other                                                                   135,771
                                                               -----------------
Total liabilities                                                   247,624,212

--------------------------------------------------------------------------------
NET ASSETS                                                     $  3,097,551,037
                                                               =================

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                     $        259,668
--------------------------------------------------------------------------------
Additional paid-in capital                                        2,675,197,056
--------------------------------------------------------------------------------
Accumulated net investment loss                                      (6,864,572)
--------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                               (33,776,143)
--------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities denominated in foreign currencies         462,735,028
                                                               -----------------
NET ASSETS                                                     $  3,097,551,037
                                                               =================


                      30 | OPPENHEIMER CAPITAL INCOME FUND

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on
net assets of $2,620,673,211 and 219,273,085 shares of
beneficial interest outstanding)                                        $ 11.95
Maximum offering price per share (net asset value plus
sales charge of 5.75% of offering price)                                $ 12.68
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $276,926,493 and
23,438,387 shares of beneficial interest outstanding)                   $ 11.82
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $167,339,369 and
14,208,698 shares of beneficial interest outstanding)                   $ 11.78
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $32,611,964 and 2,747,501
shares of beneficial interest outstanding)                              $ 11.87

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      31 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended February 28, 2006
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                          $  34,630,943
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $10,263)              31,469,361
--------------------------------------------------------------------------------
Other income                                                             61,987
                                                                  --------------
Total investment income                                              66,162,291

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       8,132,432
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               3,091,393
Class B                                                               1,415,305
Class C                                                                 834,566
Class N                                                                  77,348
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               1,542,263
Class B                                                                 247,459
Class C                                                                 126,708
Class N                                                                  35,325
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 190,633
Class B                                                                  47,182
Class C                                                                  15,112
Class N                                                                   2,322
--------------------------------------------------------------------------------
Custodian fees and expenses                                             120,535
--------------------------------------------------------------------------------
Trustees' compensation                                                   19,460
--------------------------------------------------------------------------------
Administration service fees                                                 750
--------------------------------------------------------------------------------
Other                                                                    94,355
                                                                  --------------
Total expenses                                                       15,993,148

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                50,169,143


                      32 | OPPENHEIMER CAPITAL INCOME FUND

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments:
  Unaffiliated companies (including premiums on options
  exercised)                                                      $   1,102,599
  Affiliated companies                                               (7,849,195)
Closing and expiration of option contracts written                    7,827,351
Closing and expiration of futures contracts                           1,833,366
Foreign currency transactions                                               212
Swap contracts                                                         (130,362)
                                                                  --------------
Net realized gain                                                     2,783,971
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                         (41,719,690)
Translation of assets and liabilities denominated in foreign
currencies                                                              (10,547)
Futures contracts                                                       981,433
Option contracts                                                      3,760,158
Swap contracts                                                         (176,500)
                                                                  --------------
Net change in unrealized appreciation                               (37,165,146)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  15,787,968
                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      33 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                SIX MONTHS              YEAR
                                                                     ENDED             ENDED
                                                         FEBRUARY 28, 2006        AUGUST 31,
                                                               (UNAUDITED)              2005
---------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------
Net investment income                                     $     50,169,143   $    90,086,029
---------------------------------------------------------------------------------------------
Net realized gain                                                2,783,971       151,145,430
---------------------------------------------------------------------------------------------
Net change in unrealized appreciation                          (37,165,146)      159,251,121
                                                         ------------------------------------
Net increase in net assets resulting from
operations                                                      15,787,968       400,482,580

---------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                        (45,444,448)      (98,334,605)
Class B                                                         (3,722,746)       (9,374,778)
Class C                                                         (2,236,818)       (4,622,703)
Class N                                                           (474,669)         (783,486)
---------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                       (112,727,097)      (79,229,551)
Class B                                                        (12,275,677)       (9,824,424)
Class C                                                         (7,342,229)       (4,580,356)
Class N                                                         (1,340,023)         (642,942)

---------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                                         93,381,118       127,979,966
Class B                                                         (6,595,977)      (37,260,401)
Class C                                                          9,578,478        24,380,138
Class N                                                          4,860,921        11,328,890

---------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------
Total increase (decrease)                                      (68,551,199)      319,518,328
---------------------------------------------------------------------------------------------
Beginning of period                                          3,166,102,236     2,846,583,908
                                                         ------------------------------------

End of period (including accumulated net investment
loss of $6,864,572 and $5,155,034, respectively)          $  3,097,551,037   $ 3,166,102,236
                                                         ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      34 | OPPENHEIMER CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                   SIX MONTHS                                                                              YEAR
                                        ENDED                                                                             ENDED
                            FEBRUARY 28, 2006                                                                        AUGUST 31,
CLASS A                           (UNAUDITED)            2005            2004              2003            2002            2001
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
of period                   $           12.63     $     11.84     $     11.22       $      9.76     $     12.72     $     12.88
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from
investment operations:
Net investment income                     .20 1           .38 1           .46               .54             .51             .42
Net realized and
unrealized gain (loss)                   (.14)           1.28             .69              1.35           (2.66)            .41
                            ------------------------------------------------------------------------------------------------------
Total from investment
operations                                .06            1.66            1.15              1.89           (2.15)            .83
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to
shareholders:
Dividends from net
investment income                        (.21)           (.48)           (.53)             (.43)           (.48)           (.48)
Distributions from net
realized gain                            (.53)           (.39)             --                --            (.33)           (.51)
                            ------------------------------------------------------------------------------------------------------
Total dividends and/or
distributions to
shareholders                             (.74)           (.87)           (.53)             (.43)           (.81)           (.99)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of
period                      $           11.95     $     12.63     $     11.84       $     11.22     $      9.76     $     12.72
                            ======================================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                                  0.58%          14.40%          10.32%            20.10%         (17.75)%          6.84%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)              $       2,620,673     $ 2,670,552     $ 2,379,956       $ 2,130,486     $ 1,873,458     $ 2,458,272
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in
thousands)                  $       2,644,231     $ 2,565,609     $ 2,356,948       $ 1,900,896     $ 2,224,911     $ 2,432,151
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
assets: 3
Net investment income                    3.35%           3.09%           3.85%             5.41%           4.48%           3.21%
Total expenses                           0.91%           0.89% 4         0.89% 4,5         0.93% 4         0.98% 4         0.91% 4
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    38% 6           55% 6           52%              141%            148%             74%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                      PURCHASE TRANSACTIONS  SALE TRANSACTIONS
------------------------------------------------------------------------------
Six Months Ended February 28, 2006           $1,381,476,843     $1,428,924,989
Year Ended August 31, 2005                    3,541,353,653      3,677,756,448

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      35 | OPPENHEIMER CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                   SIX MONTHS                                                                              YEAR
                                        ENDED                                                                             ENDED
                            FEBRUARY 28, 2006                                                                        AUGUST 31,
CLASS B                           (UNAUDITED)            2005            2004              2003            2002            2001
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
of period                   $           12.49     $     11.72     $     11.10       $      9.67     $     12.60     $     12.76
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from
investment operations:
Net investment income                     .15 1           .28 1           .36               .45             .41             .32
Net realized and
unrealized gain (loss)                   (.13)           1.26             .68              1.33           (2.62)            .41
                            ------------------------------------------------------------------------------------------------------
Total from investment
operations                                .02            1.54            1.04              1.78           (2.21)            .73
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to
shareholders:
Dividends from net
investment income                        (.16)           (.38)           (.42)             (.35)           (.39)           (.38)
Distributions from net
realized gain                            (.53)           (.39)             --                --            (.33)           (.51)
                            ------------------------------------------------------------------------------------------------------
Total dividends and/or
distributions to
shareholders                             (.69)           (.77)           (.42)             (.35)           (.72)           (.89)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of
period                      $           11.82     $     12.49     $     11.72       $     11.10     $      9.67     $     12.60
                            ======================================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                                  0.22%          13.40%           9.46%            18.94%         (18.31)%          6.05%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)              $         276,927     $   299,093     $   316,568       $   343,074     $   327,368     $   477,223
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in
thousands)                  $         285,628     $   304,769     $   349,853       $   312,457     $   410,652     $   469,690
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
assets: 3
Net investment income                    2.55%           2.25%           3.00%             4.55%           3.67%           2.44%
Total expenses                           1.75%           1.73% 4         1.76% 4,5         1.81% 4         1.76% 4         1.68% 4
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    38% 6           55% 6           52%              141%            148%             74%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                     PURCHASE TRANSACTIONS  SALE TRANSACTIONS
-----------------------------------------------------------------------------
Six Months Ended February 28, 2006          $1,381,476,843     $1,428,924,989
Year Ended August 31, 2005                   3,541,353,653      3,677,756,448

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      36 | OPPENHEIMER CAPITAL INCOME FUND

                                   SIX MONTHS                                                                              YEAR
                                        ENDED                                                                             ENDED
                            FEBRUARY 28, 2006                                                                        AUGUST 31,
CLASS C                           (UNAUDITED)            2005            2004              2003            2002            2001
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
of period                   $           12.46     $     11.69     $     11.09       $      9.66     $     12.59     $     12.76
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from
investment operations:
Net investment income                     .15 1           .28 1           .35               .45             .42             .32
Net realized and
unrealized gain (loss)                   (.14)           1.26             .69              1.34           (2.62)            .40
                            ------------------------------------------------------------------------------------------------------
Total from investment
operations                                .01            1.54            1.04              1.79           (2.20)            .72
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to
shareholders:
Dividends from net
investment income                        (.16)           (.38)           (.44)             (.36)           (.40)           (.38)
Distributions from net
realized gain                            (.53)           (.39)             --                --            (.33)           (.51)
                            ------------------------------------------------------------------------------------------------------
Total dividends and/or
distributions to
shareholders                             (.69)           (.77)           (.44)             (.36)           (.73)           (.89)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of
period                      $           11.78     $     12.46     $     11.69       $     11.09     $      9.66     $     12.59
                            ======================================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                                  0.17%          13.52%           9.40%            19.05%         (18.30)%          6.00%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)              $         167,339     $   167,013     $   133,368       $    93,797     $    72,792     $    89,547
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in
thousands)                  $         168,467     $   150,410     $   122,458       $    75,459     $    84,049     $    80,390
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
assets: 3
Net investment income                    2.55%           2.27%           3.01%             4.55%           3.74%           2.44%
Total expenses                           1.71%           1.71% 4         1.72% 4,5         1.78% 4         1.76% 4         1.68% 4
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    38% 6           55% 6           52%              141%            148%             74%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                      PURCHASE TRANSACTIONS  SALE TRANSACTIONS
------------------------------------------------------------------------------
Six Months Ended February 28, 2006           $1,381,476,843     $1,428,924,989
Year Ended August 31, 2005                    3,541,353,653      3,677,756,448

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      37 | OPPENHEIMER CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                   SIX MONTHS                                                                              YEAR
                                        ENDED                                                                             ENDED
                            FEBRUARY 28, 2006                                                                        AUGUST 31,
CLASS N                           (UNAUDITED)            2005            2004              2003            2002          2001 1
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
of period                   $           12.55     $     11.78     $     11.16       $      9.73     $     12.69     $     12.96
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from
investment operations:
Net investment income                     .18 2           .34 2           .39               .46             .50             .28
Net realized and
unrealized gain (loss)                   (.14)           1.26             .72              1.37           (2.66)           (.30)
                            ------------------------------------------------------------------------------------------------------
Total from investment
operations                                .04            1.60            1.11              1.83           (2.16)           (.02)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to
shareholders:
Dividends from net
investment income                        (.19)           (.44)           (.49)             (.40)           (.47)           (.25)
Distributions from net
realized gain                            (.53)           (.39)             --                --            (.33)             --
                            ------------------------------------------------------------------------------------------------------
Total dividends and/or
distributions to
shareholders                             (.72)           (.83)           (.49)             (.40)           (.80)           (.25)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of
period                      $           11.87     $     12.55     $     11.78       $     11.16     $      9.73     $     12.69
                            ======================================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 3                                  0.40%          13.95%          10.01%            19.45%         (17.89)%         (0.18)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)              $          32,612     $    29,444     $    16,692       $     9,023     $     4,071     $       648
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in
thousands)                  $          31,239     $    22,974     $    13,301       $     5,968     $     2,839     $       214
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
assets: 4
Net investment income                    2.91%           2.73%           3.42%             4.92%           4.74%           2.94%
Total expenses                           1.28%           1.24% 5         1.28% 5,6         1.35% 5         1.25% 5         1.17% 5
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    38% 7           55% 7           52%              141%            148%             74%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

7. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                     PURCHASE TRANSACTIONS   SALE TRANSACTIONS
------------------------------------------------------------------------------
Six Months Ended February 28, 2006          $1,381,476,843      $1,428,924,989
Year Ended August 31, 2005                   3,541,353,653       3,677,756,448

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      38 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Capital Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as much current income as is compatible with prudent investment. The Fund has a secondary objective to conserve principal while providing an opportunity for capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities


                      39 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

(including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures. As of February 28, 2006, the market value of these securities comprised 5.7% of the Fund's net assets and resulted in unrealized cumulative gains of $7,521,084.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of February 28, 2006, the Fund had purchased $215,537,917 of securities issued on a when-issued basis or forward commitment and sold $60,144,328 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each


                      40 | OPPENHEIMER CAPITAL INCOME FUND
forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


                      41 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if


                      42 | OPPENHEIMER CAPITAL INCOME FUND
applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           SIX MONTHS ENDED FEBRUARY 28, 2006    YEAR ENDED AUGUST 31, 2005
                                      SHARES           AMOUNT        SHARES          AMOUNT
--------------------------------------------------------------------------------------------
CLASS A
Sold                              11,019,481   $  135,189,723    22,558,905   $ 277,939,203
Dividends and/or
distributions reinvested          12,315,048      146,685,902    13,463,832     165,521,957
Redeemed                         (15,455,814)    (188,494,507)  (25,590,738)   (315,481,194)
                                 -----------------------------------------------------------
Net increase                       7,878,715   $   93,381,118    10,431,999   $ 127,979,966
                                 ===========================================================

--------------------------------------------------------------------------------------------
CLASS B
Sold                               1,911,754   $   23,154,467     4,597,999   $  56,062,655
Dividends and/or
distributions reinvested           1,267,028       14,918,415     1,486,058      18,104,691
Redeemed                          (3,682,596)     (44,668,859)   (9,161,381)   (111,427,747)
                                 -----------------------------------------------------------
Net decrease                        (503,814)  $   (6,595,977)   (3,077,324)  $ (37,260,401)
                                 ===========================================================

--------------------------------------------------------------------------------------------
CLASS C
Sold                               1,656,951   $   20,002,686     3,382,894   $  41,213,863
Dividends and/or
distributions reinvested             734,648        8,619,446       693,034       8,423,553
Redeemed                          (1,590,206)     (19,043,654)   (2,075,964)    (25,257,278)
                                 -----------------------------------------------------------
Net increase                         801,393   $    9,578,478     1,999,964   $  24,380,138
                                 ===========================================================


                      43 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                          SIX MONTHS ENDED FEBRUARY 28, 2006   YEAR ENDED AUGUST 31, 2005
                                       SHARES         AMOUNT        SHARES         AMOUNT
------------------------------------------------------------------------------------------
CLASS N
Sold                                  581,197   $  7,074,664     1,172,709   $ 14,333,266
Dividends and/or
distributions reinvested              149,022      1,763,076       114,121      1,396,302
Redeemed                             (328,597)    (3,976,819)     (358,515)    (4,400,678)
                                     -----------------------------------------------------
Net increase                          401,622   $  4,860,921       928,315   $ 11,328,890
                                     =====================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended February 28, 2006, were as follows:

                                                     PURCHASES            SALES
--------------------------------------------------------------------------------
Investment securities                          $ 1,106,205,495   $ 1,112,125,044
U.S. government and government agency
obligations                                         35,656,347        53,138,995
To Be Announced (TBA) mortgage-related
securities                                       1,381,476,843     1,428,924,989

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $100 million of average annual net assets of the Fund, 0.70% of the next $100 million, 0.65% of the next $100 million, 0.60% of the next $100 million, 0.55% of the next $100 million, 0.50% of the next $4.5 billion and, effective January 1, 2006, 0.48% of average annual net assets in excess of $5 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 28, 2006, the Fund paid $1,945,439 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers


                      44 | OPPENHEIMER CAPITAL INCOME FUND
that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at February 28, 2006 for Class B, Class C and Class N shares were $9,450,715, $3,751,031 and $471,108, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                          CLASS A        CLASS B        CLASS C        CLASS N
                           CLASS A     CONTINGENT     CONTINGENT     CONTINGENT     CONTINGENT
                         FRONT-END       DEFERRED       DEFERRED       DEFERRED       DEFERRED
                     SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
                       RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
SIX MONTHS ENDED       DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
----------------------------------------------------------------------------------------------
February 28, 2006         $469,662           $955       $232,475         $7,186         $4,454

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of


                      45 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS Continued

stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of February 28, 2006, the Fund had outstanding futures contracts as follows:

                                                                             UNREALIZED
                             EXPIRATION   NUMBER OF     VALUATION AS OF    APPRECIATION
CONTRACT DESCRIPTION              DATES   CONTRACTS   FEBRUARY 28, 2006   (DEPRECIATION)
----------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                 3/22/06          33         $ 3,732,094       $  53,503
U.S. Long Bonds                 6/21/06         581          65,707,469         164,956
                                                                              ----------
                                                                                218,459
                                                                              ----------
CONTRACTS TO SELL
Euro-Bundesobligation, 10 yr.    3/8/06         169          24,254,238          48,592
U.S. Treasury Nts., 2 yr.       6/30/06         432          88,290,000         (48,672)
U.S. Treasury Nts., 5 yr.       6/30/06         497          52,278,188         (40,226)
U.S. Treasury Nts., 10 yr.      3/22/06          92           9,936,000         153,137
U.S. Treasury Nts., 10 yr.      6/21/06         261          28,163,531          (2,475)
                                                                              ----------
                                                                                110,356
                                                                              ----------
                                                                              $ 328,815
                                                                              ==========


                      46 | OPPENHEIMER CAPITAL INCOME FUND

--------------------------------------------------------------------------------
6. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended February 28, 2006 was as follows:

                                        CALL OPTIONS                PUT OPTIONS
                            ---------------------------------------------------
                            NUMBER OF      AMOUNT OF   NUMBER OF      AMOUNT OF
                            CONTRACTS       PREMIUMS   CONTRACTS       PREMIUMS
--------------------------------------------------------------------------------
Options outstanding as of
August 31, 2005                30,563    $ 4,354,050      65,934   $ 15,086,303
Options written                86,152      6,659,827     241,978     39,588,191
Options closed or expired     (86,258)    (8,267,586)   (202,587)   (27,594,050)
Options exercised             (10,457)    (1,624,490)    (38,659)   (10,157,839)
                            ----------------------------------------------------
Options outstanding as of
February 28, 2006              20,000    $ 1,121,801      66,666   $ 16,922,605
                            ====================================================


                      47 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The unrealized gain (loss) related to the daily change in the valuation of the notional amount of the swap, as well as the amount due to (owed by) the Fund at termination or settlement, is combined and separately disclosed as an asset (liability). The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss). Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of February 28, 2006, the Fund had entered into the following total return swap agreements:

SWAP                                          NOTATIONAL  TERMINATION    UNREALIZED
COUNTERPARTY   SWAP DESCRIPTION                   AMOUNT         DATE  APPRECIATION
-----------------------------------------------------------------------------------
               Received or paid monthly.
               If the sum of the Lehman
               Brothers CMBS Index Payer
               Payment Amount and the
               Floating Rate Payer Payment
               Amount is positive, the
               Counterparty will pay such
               amount to the Fund. If the
               sums are negative, then the
Goldman Sachs  Fund shall pay the absolute
Group,         value of such amount to the
Inc. (The)     Counterparty.                 $12,530,000       6/1/06        $4,937

Abbreviations are as follows:
CMBS           Commercial Mortgage Backed
               Securities

--------------------------------------------------------------------------------
8. ILLIQUID SECURITIES

As of February 28, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
9. LITIGATION

A complaint was filed as a putative class action against the Manager and the Transfer Agent (and other defendants) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an


                      48 | OPPENHEIMER CAPITAL INCOME FUND
accounting of all fees paid, and an award of attorneys' fees and litigation expenses. Seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, in response to motions to dismiss the suit that had been filed by the defendants. The remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The time in which plaintiffs may file an appeal to those decisions has not yet lapsed.


                      49 | OPPENHEIMER CAPITAL INCOME FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                      50 | OPPENHEIMER CAPITAL INCOME FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY
AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      NATURE, QUALITY, AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel that provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact


                      51 | OPPENHEIMER CAPITAL INCOME FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Fund. The Board also considered compliance reports from the Fund's Chief Compliance Officer. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Michael Levine and the Manager's Value investment team and analysts. Mr. Levine has had over 18 years of experience managing fixed income investments. The Board members also considered the totality of their experiences with the Manager, as directors or trustees of the Fund and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other income funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board noted that the Fund's one-year, three-year, five-year and ten-year performance all ranked in the first quintile of its performance universe.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other income funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees and its total expenses are all lower than its peer group median and average.


                      52 | OPPENHEIMER CAPITAL INCOME FUND

      ECONOMIES OF SCALE. The Board reviewed whether the Fund's advisory fee shares with shareholders economies of scale that the Manager may realize in managing and supporting the Fund. The Board noted the Fund's breakpoints, which are intended to share with shareholders economies of scale that may exist as the Fund grows. Based on the Board's evaluation, the Manager agreed to a revised breakpoint schedule that, effective January 1, 2006, reduced the management fee on average annual net assets over $5 billion to 0.48%.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                      53 | OPPENHEIMER CAPITAL INCOME FUND



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of February 28, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Capital Income Fund


By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer

Date:    April 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer

Date:    April 19, 2006


By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer

Date:    April 19, 2006